Non-Controlling Interest	12 Months Ended
Dec. 31, 2023
Non Controlling Interest [Abstract]
Non-controlling interest [Text Block]

34. Non-Controlling Interest

As part of the British Columbia operating segment, The Company owns 75% of the Copper Mountain mine in British Columbia. The remaining 25% ownership stake is held by Mitsubishi Materials Corporation. The continuity of non-controlling interest balance is disclosed in the consolidated statements of changes in equity.

Summarized financial information for the Copper Mountain mine on an 100% basis is as follows:

Summarized Balance Sheets

December 31, 2023
Assets
Cash and cash equivalents	$10,047
Trade and other receivables	31,178
Inventories - current	42,124
Property, plant and equipment	857,760
Other assets	9,185
Goodwill	75,285
1,025,579
Liabilities
Trade and other payables	38,030
Amounts due to related parties	301,601
Environmental provisions	37,835
Lease liabilities	48,878
Deferred tax liabilities	147,262
Other liabilities	755
574,361
Equity
Equity attributable to owners of the Company	341,190
Non-controlling interest	110,028
$1,025,579

Summarized Income Statement and Comprehensive Income

Year ended December 31, 2023
Total revenue	$165,438
Mine operating costs	124,911
Depreciation and amortization	11,744
Gross profit	28,783

Other expenses	2,314
Finance expense - related parties	9,080
Other net finance costs	2,828
Tax expense	1,856
Profit for the period	$12,705

Total comprehensive income	$12,209

The above information is presented before inter-company eliminations.